UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net (loss)/income		$ 514,804	$ (206,572)
Other comprehensive income/(loss):
Gain associated with pensions, net of tax		38	156
Share of affiliate's comprehensive losses from discontinued operations	[1]	(3,147)	(22,289)
Realized accumulated comprehensive losses on disposal of investments in affiliates		43,380	0
Other comprehensive income/(loss)		40,271	(22,133)
Comprehensive income/(loss)		555,075	(228,705)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		446,113	(303,816)
Non-controlling interests		$ 108,962	$ 75,111

[1]	No tax impact for the nine months ended September 30, 2021 and 2020.